    As filed with the Securities and Exchange Commission on August 9, 2007
                                              File Nos. 333-92935 and 811-09729

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                     Post-Effective Amendment No. 96                       [X]
                                 and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                            Amendment No. 96                               [X]
                       (Check appropriate box or boxes)

                               -----------------

                               iShares(R) Trust
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                    c/o State Street Bank and Trust Company
                             200 Clarendon Street
                               Boston, MA 02116
               (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, including Area Code: (415) 597-2000

                         The Corporation Trust Company
                              1209 Orange Street
                             Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                               -----------------

                                With Copies to:


 MARGERY K. NEALE, ESQ.  BENJAMIN J. HASKIN, ESQ.      ADAM MIZOCK, ESQ.
WILLKIE FARR & GALLAGHER WILLKIE FARR & GALLAGHER  BARCLAYS GLOBAL INVESTORS,
          LLP                       LLP                      N.A.
  787 SEVENTH AVENUE         1875 K STREET, NW         45 FREMONT STREET
NEW YORK, NY 10019-6099  WASHINGTON, DC 20006-1238  SAN FRANCISCO, CA 94105

                               -----------------

   It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant    [ ] On (date) pursuant to paragraph (b)
    to paragraph (b)

[ ] 60 days after filing pursuant to    [ ] On (date) pursuant to paragraph
    paragraph (a)(1)                        (a)(1)

[X] 75 days after filing pursuant to    [ ] On (date) pursuant to paragraph
    paragraph (a)(2)                        (a)(2)

   If appropriate, check the following box:

   [ ]The post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES DESCRIBED HEREIN MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE IN WHICH THE OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL.

iShares(Reg. TM)
iShares Trust
ISHARES TRUST (the "Trust") is a registered investment company that consists of over ___ separate investment portfolios called "Funds." This Prospectus relates to the following Funds:

     iShares S&P Global Infrastructure Index Fund iShares S&P Global Listed Private Equity Index Fund

Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of [50,000] shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

The Securities and Exchange Commission ("SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   PROSPECTUS DATED [________________], 2007

Table of Contents

  Introduction ........................  1
  Investment Objectives of the Funds ..  1
  Principal Investment ................  1
  Strategies of the Funds
  Principal Risks of the Funds ........  3
  Portfolio Holdings Information ......  6
  Descriptions of the Funds ...........  8
  iShares S&P Global ..................  8
  Infrastructure Index Fund
  iShares S&P Global Listed ........... 10
  Private Equity Index Fund
  Performance Information ............. 12
  Fees and Expenses ................... 12
  Management .......................... 12
  Shareholder Information ............. 13
  Distribution ........................ 19
  Financial Highlights ................ 20
  Index Provider ...................... 21
  Disclaimers ......................... 22
--------------------------------------------------------------------------------

"S&P", "S&P Global Infrastructure Index" and "S&P Listed Private Equity Index" are trademarks of Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) ("S&P(R)" or "Standard and Poor's") and are marks that have been licensed for use for certain purposes by BGI.

Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc. The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index").Each Fund's investment objective and its Underlying Index may be changed without shareholder approval.

Each of the Underlying Indexes is sponsored by an organization (the "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:

FUND                            INDEX PROVIDER
-----------------------------  ---------------
iShares S&P Global                   S&P
  Infrastructure Index Fund
iShares S&P Global Listed            S&P
  Private Equity Index Fund

Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

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                                                                             1

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the relevant Underlying Index that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.

Correlation
An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.

BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy
A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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     2
[GRAPHIC APPEARS HERE]

Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:

                                   ISHARES S&P GLOBAL INFRASTRUCTURE INDEX FUND
Asset Class Risk                                         o
Concentration Risk                                       o
Emerging Markets Risk                                    o
Foreign Investment Risks                                 o
Geographic Risk                                          o
Legal Enforcement of Shareholder                         o
  Rights Risk
Management Risk                                          o
Market Risk                                              o
Market Trading Risks                                     o
Non-Diversification Risk                                 o
Passive Investments Risk                                 o
Secondary Market Trading Risk                            o
Security Risk                                            o
Tracking Error Risk                                      o
Valuation Risk                                           o
Additional Principal Risks*                              o

                                   ISHARES S&P GLOBAL LISTED PRIVATE EQUITY INDEX FUND
Asset Class Risk                                         o
Concentration Risk                                       o
Emerging Markets Risk                                    o
Foreign Investment Risks                                 o
Geographic Risk                                          o
Legal Enforcement of Shareholder                         o
  Rights Risk
Management Risk                                          o
Market Risk                                              o
Market Trading Risks                                     o
Non-Diversification Risk                                 o
Passive Investments Risk                                 o
Secondary Market Trading Risk                            o
Security Risk                                            o
Tracking Error Risk                                      o
Valuation Risk                                           o
Additional Principal Risks*                              o

  * The Funds are subject to additional principal risks that are described in the DESCRIPTION OF THE FUNDS section applicable to that Fund.

Asset Class Risk
The securities in the Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
If the Underlying Index or a Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.

--------------------------------------------------------------------------------
                                                                             3

Emerging Markets Risk
Investments in emerging markets are subject to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

Foreign Investment Risks
Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets of such issuers' countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. As a result of investing in foreign securities, a Fund may be subject to the risks listed and described below. These risks may decrease the value of your investment.

[ ] Less liquid and less efficient securities markets;

[ ] Greater price volatility;

[ ] Exchange rate fluctuations and exchange controls;

[ ] Less publicly available information about issuers;

[ ] Imposition of withholding or other taxes;

[ ] Imposition of restrictions on the expatriation of funds or other assets of the Fund;

[ ] Higher transaction and custody costs and delays in attendant settlement procedures;

[ ] Difficulties in enforcing contractual obligations;

[ ] Lesser levels of regulation of the securities markets;

[ ] Different accounting, disclosure and reporting requirements;

[ ] More substantial government involvement in the economy;

[ ] Higher rates of inflation; and

[ ] Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

Each Fund's NAV is determined on the basis of U.S. dollars. You may lose money on your investment in the Funds that hold foreign investments if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds' holdings goes up.

Since foreign exchanges are open on days when the Funds do not price their shares, the value of the securities in the portfolios may change on days when shareholders will not be able to purchase or sell the shares.

Geographic Risk
Some countries in which a Fund invests are located in parts of the world prone to natural disasters, such as earthquakes, volcanoes or tsunamis, or are economically sensitive to environmental events. Any such event could cause a significant impact on their respective economies and investments in these countries.

Legal Enforcement of Shareholder Rights Risk
In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and stockholders' rights may differ from those that may apply in the U.S. Stockholders' rights under the laws of other nations may not be as extensive as those

--------------------------------------------------------------------------------
     4
[GRAPHIC APPEARS HERE]
that exist under the laws of the U.S. A Fund may therefore have more difficulty asserting its rights as a stockholder of a non-U.S. company in which it invests than it would as a stockholder of a comparable U.S. company.

Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.

Market Risk
Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

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                                                                             5

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

The Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investments Risk
The Funds are not actively managed. Each Fund may be affected by a general decline in the stock market segments or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.

Security Risk
Some national economies have experienced acts of terrorism or have strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of developed nations and may affect the performance of their economies.

Tracking Error Risk
Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Valuation Risk
Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell a Fund's shares.

Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings

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     6
[GRAPHIC APPEARS HERE]
of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

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                                                                             7

Descriptions of the Funds

iShares S&P Global Infrastructure Index Fund
CUSIP:
TRADING SYMBOL:
UNDERLYING INDEX: S&P Global Infrastructure Index
-------------------------------------------------

Investment Objective
The iShares S&P Global Infrastructure Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is designed to track the performance of the stocks of large infrastructure companies around the world. The Underlying Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. As of August 1, 2007, each of the Underlying Index's constituents had a minimum market capitalization of $100 million.

Because all of the securities included in the Underlying Index are issued by infrastructure companies, the Fund will be concentrated in the infrastructure industry.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

INFRASTRUCTURE INDUSTRY RISK. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

Infrastructure companies in the oil and gas sector may be adversely affected by government regulation or world events in the regions that the companies operate (E.G., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

  OPERATIONS RISK. The failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

  CUSTOMER RISK. Infrastructure companies can be dependent upon a narrow customer base. Additionally, if these customers fail to pay their obligations, significant revenues could be lost and may not be replaceable.

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     8
[GRAPHIC APPEARS HERE]

  REGULATORY RISK. Infrastructure companies may be subject to significant regulation by various governmental authorities and also may be affected by regulation of rates charged to customers, service interruption due to environmental, operational or other events, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

  STRATEGIC ASSET RISK. Infrastructure companies may control significant strategic assets (E.G., major pipelines or highways), which are assets that have a national or regional profile, and may have monopolistic characteristics. Given their national or regional profile or irreplaceable nature, strategic assets could generate additional risk not common in other industry sectors and they may be targeted for terrorist acts or adverse political actions.

  INTEREST RATE RISK. Rising interest rates could result in higher costs of capital for infrastructure companies, which could negatively impact their ability to meet payment obligations.

  LEVERAGE RISK. Infrastructure companies can be highly leveraged which increases investments risk and other risks normally associated with debt financing, and could adversely affect an infrastructure company's operations and market value in periods of rising interest rates.

  INFLATION RISK. Many infrastructure companies may have fixed income streams. Consequently, their market values may decline in times of higher inflation. Additionally, the prices that an infrastructure company is able to charge users of its assets may be linked to inflation, whether by government regulation, contractual arrangement or other factors. In this case, changes in the rate of inflation may affect the company's profitability.

  TRANSPORTATION RISK. The stock prices of companies in the transportation sector are affected by both supply and demand for their specific product. Government regulation, world events and economic conditions may affect the performance of companies in the transportation sector.

  OIL AND GAS RISK. The profitability of oil and gas companies is related to worldwide energy prices, exploration, and production spending.

  UTILITIES RISK. Utilities companies face intense competition, both domestically and internationally, which may have an adverse affect on their profit margins. The rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

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                                                                             9
iShares S&P Global Listed Private Equity Index Fund
CUSIP:
TRADING SYMBOL:
UNDERLYING INDEX: S&P Listed Private Equity Index
-------------------------------------------------

Investment Objective
The iShares S&P Global Listed Private Equity Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Listed Private Equity Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is designed to track large private equity companies listed on exchanges in developed markets countries. The Underlying Index includes public companies that S&P characterizes as engaging in the private equity business, such as venture capital and leveraged buyout firms and business development companies that typically make direct equity investments as well as provide loans to privately held companies. Some private equity companies take substantial ownership position in their portfolio companies and may provide significant managerial assistance to them. As of August 1, 2007, each of the Underlying Index's constituents had a minimum market capitalization of $250 million. Real estate income and property trusts are excluded from the Underlying Index.

Because all of the securities included in the Underlying Index are issued by private equity companies, the Fund will be concentrated in the private equity industry.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

PRIVATE EQUITY INVESTMENT RISK. The Fund invests in private equity companies, which exposes investors to some if the significant risks of owning private equity directly, as well as to risks that relate specifically to the way in which private equity companies are organized and operated.

  MARKET RISK. The market for private equity investments is subject to fluctuations and may significantly diminish as a result of changes in interest rates, the availability of financing and general market conditions. A disruption in the market for private equity investments could cause a private equity company to lose all or part of its investment.

  PERSONNEL RISK. Private equity companies, and the portfolio companies in which they invest, may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

  OPERATING RISK. Private equity companies, and the portfolio companies in which they invest, generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private equity companies, and the portfolio companies in which they invest, typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors' actions and market conditions.

  INFORMATION RISK. Generally, limited public information exists about companies in which private equity investments are made, and private equity companies must rely on their own ability to obtain adequate information for the purposes of evaluating potential private equity investments.

  DISTRIBUTION RISK. If a private equity company receives distributions in kind from any of its private equity investments it will incur additional costs and risks in disposing of such assets.

--------------------------------------------------------------------------------
     10
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


  REGULATORY RISK. Potential regulatory action poses a significant risk to private equity companies. Private equity companies are subject to extensive regulation in the U.S. and in the other countries in which their investment activities occur. Many investing activities, such as lending, are subject to regulation by various U.S., state, and foreign regulators. Trading activities can implicate a broad number of U.S. and foreign securities law regimes, including laws governing trading on inside information, market manipulation and a broad number of technical trading requirements that implicate fundamental market regulation policies. Violation of such laws could result in severe restrictions on the activities and reputation of a private equity company. Changes to U.S. federal tax laws could, if enacted, change the tax treatment of income received or distributed by certain private equity companies, and could adversely affect the tax liabilities of such companies.

  INVESTING IN BDCS. The Fund may invest in business development companies ("BDCs"), which entail certain special risks. The Investment Company Act of 1940, as amended (the "1940 Act"), imposes certain restrictions upon BDC's operations. For example, BDCs are required to invest at least 70% of their assets primarily in securities of private companies or thinly-traded U.S. public companies. Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage equals at least 200% after incurring the debt. These limitations on asset mix and leverage may restrict the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies.

  COMPETITION RISK. Over the past several years, the size and number of private equity companies have continued to increase, potentially making it difficult for such companies to raise capital. In addition, the allocation of increasing amounts of capital to alternative investment strategies may lead to a reduction in profitable investment opportunities.

  Rising interest rates could result in higher costs of capital for private equity companies, which could negatively impact their investment income and their ability to meet their payment obligations.

  LEVERAGE RISK. Private equity companies invest in businesses with capital structures that typically have significant amounts of leverage. The large amount of borrowing in the leveraged capital structure of such businesses increases the risk of losses due to factors such as rising interest rates, downturns in the economy or deteriorations in the condition of the investment or its industry. In the event of defaults under borrowings, the assets being financed would be at risk of foreclosure, and the private equity company could lose its entire investment. The leveraged companies may be limited in their ability to adjust to market conditions, engage in strategic acquisitions, and obtain additional capital. A private equity company may be limited in its access to established credit markets and may be forced to pay higher rates for its borrowings.

  LIQUIDITY RISK. Private equity companies generally invest in securities that are not publicly traded, and generally illiquid. Private equity investments often require a long-term commitment of capital. In many cases, private equity companies may be prohibited by contract or by applicable securities laws from selling portfolio securities for a period of time. Accordingly, such companies may be forced to sell securities at a loss.

  VALUATION RISK. There are no readily-ascertainable market prices for a very large number of illiquid investments by private equity companies. The values of the investments held in private equity companies are often determined periodically based on the fair value of such portfolio investments, which may be determined by using a number of methodologies based on many factors, such as the nature of the investment, the expected cash flows from the investment, bid or ask prices provided by third parties for the investment, the length of time the investment has been held, the trading price of securities, restrictions on transfer and other recognized valuation methodologies. The methodologies generally used in valuing individual investments are based on a variety of estimates and assumptions specific to the particular investments, and actual results related to the investment therefore often vary materially as a result of the inaccuracy of such assumptions or estimates. In addition, because many of the illiquid investments held by private equity companies are in industries or sectors which are unstable, in distress, or undergoing some uncertainty, such investments are subject to rapid changes in value caused by sudden company-specific or industry-wide developments. Because there is significant uncertainty in the valuation of, or in the stability of the value of illiquid investments, the fair values of such investments as reflected in each private equity company do not necessarily reflect the prices that would actually be obtained on behalf of a private equity company when such investments are sold.

  Additional Tracking Error Risk. A significant portion of the Underlying Index is comprised of BDCs or other U.S. investment companies. The Fund is limited to acquiring no greater than 3% of the total outstanding stock of each such company. This limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the Underlying Index. In these circumstances, the Fund would be required to use representative sampling strategies which can be expected to result in greater tracking error.

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                                                                           11

Performance Information
As of the date of this Prospectus, the Funds have been in operation for less than one full calendar year and therefore do not report their performance information.

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:

                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares S&P Global                    None        [___]%           None             None            [___]%
  Infrastructure Index
 Fund
iShares S&P Global Listed Private     None        [___]%           None             None            [___]%
 Equity Index Fund

--------
/1/Fees paid directly from your investment.
/2/Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example
This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                            1 YEAR    3 YEARS
-----------------------------  --------  --------
iShares S&P Global              $[__]     $[__]
  Infrastructure Index Fund
iShares S&P Global Listed       $[__]     $[__]
  Private Equity Index
 Fund

Management

Investment Adviser
As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

--------------------------------------------------------------------------------
     12
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


BGFA is entitled to receive management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:

FUND                            MANAGEMENT FEE
-----------------------------  ---------------
iShares S&P Global                 [___]%
  Infrastructure Index Fund
iShares S&P Global Listed          [___]%
  Private Equity Index Fund

--------
  1 Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of [________], 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $__ trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended September 30.

Portfolio Managers
Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Patrick O'Connor is an employee of BGFA and BGI and, together with the other Portfoliol Manager, will be primarily responsible for the day-to-day management of the Funds from inception. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Funds from inception. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.

Shareholder Information
ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.

Buying and Selling Shares
Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not

--------------------------------------------------------------------------------
                                                                           13
impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is shown below:

FUND                            PRIMARY LISTING EXCHANGE
-----------------------------  -------------------------
iShares S&P Global                      [____]
  Infrastructure Index Fund
iShares S&P Global Listed               [____]
  Private Equity Index Fund

Section 12(d)(1) of the 1940 Act, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.

--------------------------------------------------------------------------------
     14
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


Share Prices
The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

Determination of Net Asset Value

The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially

--------------------------------------------------------------------------------
                                                                           15
affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions
GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

Taxes on Distributions
Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

--------------------------------------------------------------------------------
     16
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


In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund. In addition, for taxable years of a Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of each Fund's total assets, will almost certainly consist of foreign stocks or securities, the Funds will "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold
Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

--------------------------------------------------------------------------------
                                                                           17

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions
The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of [50,000] shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees
Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged

--------------------------------------------------------------------------------
     18
[GRAPHIC APPEARS HERE]
to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of [___________], 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:

                                                               STANDARD           MAXIMUM
                              APPROXIMATE                     CREATION/          CREATION/
                               VALUE OF A      CREATION       REDEMPTION        REDEMPTION
FUND                         CREATION UNIT    UNIT SIZE    TRANSACTION FEE    TRANSACTION FEE
--------------------------  ---------------  -----------  -----------------  ----------------
iShares S&P Global                 $            [__]            $[__]              $[__]
  Infrastructure Index
 Fund
iShares S&P Global Listed          $            [__]            $[__]              $[__]
  Private Equity
 Index Fund

Householding
Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.

--------------------------------------------------------------------------------
                                                                           19

Financial Highlights
As of the date of this Prospectus, the Funds have been in operation for less than one full calendar year and therefore do not report their financial highlights.

--------------------------------------------------------------------------------
     20
[GRAPHIC APPEARS HERE]

Index Provider
Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) is the Index Provider for the Underlying Indexes. The Index Provider is not affiliated with the Trust, BGI, BGFA, the Distributor or any of their respective affiliates.

Standard & Poor's provides financial, economic and investment information and analytical services to the financial community. Standard & Poor's calculates and maintains the Standard & Poor's Global 1200 Index, which includes the Standard & Poor's 500 for the U.S., the Standard & Poor's Europe 350 for Continental Europe and the U.K., the Standard & Poor's/TOPIX 150 for Japan, the Standard & Poor's Asia Pacific 50, and the Standard & Poor's Latin America 40. Sector indexes in the S&P Global 100 Index include the Standard & Poor's Global Energy Sector Index, the Standard & Poor's Global Financials Sector Index, the Standard & Poor's Global Healthcare Sector Index, the Standard & Poor's Global Information Technology Sector Index, and the Standard & Poor's Global Telecommunications Sector Index. Standard & Poor's also publishes the Standard & Poor's MidCap 400, Standard & Poor's SmallCap 600, Standard & Poor's Composite 1500 and Standard & Poor's REIT Composite for the U.S. Standard & Poor's calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a Standard & Poor's equity index do not in any way reflect an opinion on the investment merits of the company.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.

--------------------------------------------------------------------------------
                                                                           21

Disclaimers
THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S. STANDARD & POOR'S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUNDS OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OWNING OR TRADING IN SHARES OF THE FUNDS. STANDARD & POOR'S ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES AND SERVICE MARKS OF STANDARD & POOR'S AND OF THE STANDARD & POOR'S INDEXES WHICH ARE DETERMINED, COMPOSED, AND CALCULATED BY STANDARD & POOR'S WITHOUT REGARD TO THE TRUST, BGI OR BGFA. STANDARD & POOR'S HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE STANDARD & POOR'S INDEXES. STANDARD & POOR'S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR TIMING OF, THE PRICES, OR QUANTITIES OF SHARES TO BE LISTED OR SALE OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. STANDARD & POOR'S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST, OR THE MARKETING OR TRADING OF SHARES. STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE STANDARD & POOR'S INDEXES OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STANDARD & POOR'S INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE STANDARD & POOR'S INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY LOST PROFIT OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS BETWEEN STANDARD & POOR'S AND BGI AND BGFA.

SHARES OF THE FUND ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE [LISTING EXCHANGE]. THE [LISTING EXCHANGE] MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE [LISTING EXCHANGE] IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE [LISTING EXCHANGE] HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

THE [LISTING EXCHANGE] DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE [LISTING EXCHANGE] MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE [LISTING EXCHANGE] MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE [LISTING EXCHANGE] HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

--------------------------------------------------------------------------------
     22
[GRAPHIC APPEARS HERE]

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
                                                                           23

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:

     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:30 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

iShares(R) Trust

Statement of Additional Information

Dated ______, 2007

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following Funds of iShares Trust (the "Trust") as such Prospectus may be revised or supplemented from time to time:

       iShares S&P Global Infrastructure Index Fund

       iShares S&P Global Listed Private Equity Index Fund

The Prospectus for the Funds listed above is dated ______, 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. (the "Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                                                                           Page
                                                                           ----

General Description of the Trust and its Funds                               1

Exchange Listing and Trading                                                 1

Investment Strategies and Risks                                              2

   Lack of Diversification of the Funds                                      2

   Lending Portfolio Securities                                              2

   Repurchase Agreements                                                     3

   Reverse Repurchase Agreements                                             3

   Currency Transactions                                                     3

   Short-Term Instruments and Temporary Investments                          4

   Securities of Investment Companies and REITs                              4

   Foreign Securities                                                        4

   Illiquid Securities                                                       5

   Futures and Options                                                       5

   Options on Futures Contracts                                              5

   Swap Agreements                                                           6

   Tracking Stocks                                                           6

   Future Developments                                                       6

General Considerations and Risks                                             6

   Risks of Equity Securities                                                6

   Risk of Derivatives                                                       6

   Risks of Futures and Options Transactions                                 7

   Risks of Swap Agreements                                                  7

Proxy Voting Policy                                                          8

Portfolio Holdings Information                                               9

Construction and Maintenance Standards for the Underlying Indexes           10

   The S&P Indexes Generally                                                10

   S&P Global Infrastructure Index                                          10

   S&P Listed Private Equity Index                                          11

Investment Limitations                                                      11

                                                                           Page
                                                                           ----
Continuous Offering                                                         12

Management                                                                  13

   Trustees and Officers                                                    13

   Committees of the Board of Trustees                                      18

   Remuneration of Trustees                                                 18

   Control Persons and Principal Holders of Securities                      19

Investment Advisory, Administrative and Distribution Services               19

   Investment Adviser                                                       19

   Portfolio Managers                                                       20

   Codes of Ethics                                                          22

   Administrator, Custodian and Transfer Agent                              22

   Distributor                                                              23

   Index Provider                                                           23

Brokerage Transactions                                                      23

Additional Information Concerning the Trust                                 24

   Shares                                                                   24

   Termination of the Trust or a Fund                                       24

   DTC as Securities Depository for Shares of the Trust                     24

Creation and Redemption of Creation Unit Aggregations                       25

   Creation                                                                 25

   Fund Deposit                                                             25

   Procedures for Creation of Creation Unit Aggregations                    26

   Placement of Creation Orders for Domestic Funds Using the Clearing
     Process                                                                27

   Placement of Creation Orders for Domestic Funds Outside the Clearing
     Process                                                                27

   Placement of Creation Orders for Foreign Funds                           28

   Acceptance of Orders for Creation Unit Aggregations                      29

   Creation Transaction Fee                                                 29

   Redemption of Shares in Creation Unit Aggregations                       29

   Redemption Transaction Fee                                               30

                                                                           Page
                                                                           ----
   Placement of Redemption Orders for Domestic Funds Using the Clearing
     Process                                                                31

   Placement of Redemption Orders for Domestic Funds Outside the Clearing
     Process                                                                31

   Placement of Redemption Orders for Foreign Funds                         31

Taxes                                                                       33

   Regulated Investment Company Qualification                               33

   Taxation of RICs                                                         33

   Excise Tax                                                               33

   Net Capital Loss Carryforwards                                           33

   Federal Tax Treatment of Complex Securities                              33

   Taxation of U.S. Shareholders                                            35

   Back-Up Withholding                                                      36

   Sections 351 and 362                                                     36

   Qualified Dividend Income                                                36

   Corporate Dividends Received Deduction                                   36

   Sales of Shares                                                          36

   Other Taxes                                                              37

   Taxation of Non-U.S. Shareholders                                        37

   Reporting                                                                38

Financial Statements                                                        38

Miscellaneous Information                                                   38

   Counsel                                                                  38

   Independent Registered Public Accounting Firm                            38

   Shareholder Communication to the Board                                   38

General Description of the Trust and its Funds

The Trust currently consists of over [______] investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):

    .  iShares S&P Global Infrastructure Index Fund

    .  iShares S&P Global Listed Private Equity Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

Each Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares of each Fund are listed and traded on the [______], a national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [______] or multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed on the [______] (the "Listing Exchange") and traded throughout the day on the Listing Exchange and other secondary markets. Shares of each Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, the Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; (iii) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of a Fund, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time, because the current portfolio of the Fund may include securities that are a part of the current Deposit Securities. Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the IOPV for a Fund includes a Cash Component consisting of estimated accrued dividend and other income, less expenses.

The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. The adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Each Fund will engage in "representative sampling." Representative sampling is an indexing strategy that involves investing in a representative sample of securities in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.

Lack of Diversification of the Funds. The Funds are non-diversified funds. A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or the securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, a Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the "Board" or the "Trustees"). BGI acts as securities lending agent for the Funds subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases a Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Funds intend to use the reverse repurchase technique only when BGFA believes it will be advantageous to a Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Funds' exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Funds segregate liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Short-Term Instruments and Temporary Investments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to:
(i) shares of money market funds (including those advised by BGFA);
(ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's(R) Investor's Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Rating Service, a division of The McGraw Hill Companies, Inc. ("S&P(R)"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities of Investment Companies and REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts ("REITS") to the extent allowed by law. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity and the underlying securities may be issued by a foreign or a U.S. issuer. Depositary Receipts are not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange, and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored, however a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances.

The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.
Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts, and other investments that contain leverage, may require a Fund to segregate liquid assets in the amount of a Fund's obligation under the contract.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks.

A discussion of some of the risks associated with an investment in a Fund is contained in the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general, and other factors that affect the market.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. A Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Equity Securities. An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indexes are listed on a national securities exchange, the principal trading market for some may be over-the-counter. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in each Fund involves risks similar to those of investing in broad-based portfolios of equity securities traded on foreign exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

Proxy Voting Policy

The Trust has adopted as its proxy voting policies for each Fund, the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies or certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

    . Each Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

    . Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

    . Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates, BGFA or BGFA's affiliates (if any), or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund's website at www.iShares.com and (ii) on the SEC's website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Funds' respective shareholders; (b) does not put the interests of BGFA, the Distributor, or any affiliated person of the Funds, BGFA or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and as discussed below; and
(d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeems their shares ("iShares Exemptive Orders"), and other institutional market participants and entities that provide information services.

Each business day, each Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.

Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants and (ii) to other personnel of the Investment Adviser and the Funds' administrator, custodian and fund accountant who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the Funds' current registration statement. In addition, the Funds will disclose its portfolio holdings and the percentages they represent of the Funds' net assets at least monthly, but as often as each day the Funds are open for business, online at www.iShares.com. More information about this disclosure is available at www.iShares.com.

From time to time, information concerning portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 70 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indexes

A brief description of the Underlying Indexes on which the Funds are based is provided below.

The S&P Indexes Generally

About Standard & Poor's Indexes. S&P calculates various U.S. and global indexes. These indexes are comprised of securities selected according to published criteria or guidelines designed to reflect the performance of a market or certain sections of a market.

Index Availability. The S&P Indexes are calculated continuously and are available from major data vendors.

Issue Changes. General oversight responsibility for the S&P Indexes, including overall policy guidelines and methodology, is handled by an S&P Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made one to five business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs.

S&P Global Infrastructure Index

Number of Components: approximately 75

Index Description. The S&P Global Infrastructure Index is designed to track the performance of the stocks of large infrastructure companies around the world. The Underlying Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.

Component Selection Criteria. The S&P/Citigroup Global Broad Market Index ("BMI") serves as the universe of stocks from which the S&P Global Infrastructure Index's components are drawn. Stocks are eligible for the Index if they meet criteria for size, liquidity, sector and market representation. As of August 1, 2007, each of the Index's components had a minimum market capitalization of $100 million. Index components at rebalancing are distributed across the following infrastructure clusters, as determined by S&P: energy (15 components), transportation (30 components), and utilities (30 components). The Index is modified market capitalization weighted. After S&P calculates the float-adjusted market capitalizations, weights are modified so that components and clusters do not exceed limits predetermined by S&P (currently, 5% for any single component, 40% for the utilities and transportation clusters, and 20% for the energy cluster).

S&P Listed Private Equity Index

Number of Components: approximately 30

Index Description. The S&P Listed Private Equity Index is designed to track large private equity companies listed on exchanges in developed markets countries. The Underlying Index includes public companies that S&P characterizes as engaging in the private equity business, such as venture capital and leveraged buyout firms and business development companies that typically make direct equity investments as well as provide loans to privately held companies.

Component Selection Criteria.

A proprietary S&P database serves as the universe of stocks from which Index's constituents are drawn. Components are eligible for the Index if they meet criteria for size, liquidity, sector, deal activity, and market representation. The Index is modified market capitalization and liquidity weighted. No single component can have a weight of more than 7.5% in the Index at reconstitution, and the sum of the weights of all components with weights of more than 4.0% is less than 36.0%. As of August 1, 2007, each of the Index's components had a minimum market capitalization of $250 million. Publicly listed investment companies, business development companies, investment trusts, special purpose acquisition vehicles and fund of funds that engage in the private equity business are all eligible for inclusion in the Index. Real estate income trusts and property trusts are excluded from the universe, as are "blank check" companies (i.e., a development stage company that has no specific business plan or purpose) and companies whose primary business is in energy exploration and transportation, or mining.

Investment Limitations

The Board has adopted the investment objective of each Fund as a non-fundamental policy. Therefore, each Fund may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Funds' investment restrictions numbered one through six below. The restrictions for a Fund cannot be changed without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities of the fund.

Each Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
   (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies set forth above, each Fund as a non-fundamental policy, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

    .  The frequency of trades and quotes for the security;

    . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

    .  Dealer undertakings to make a market in the security; and

    . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Trust, iShares, Inc., Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF") and Barclays Foundry Investment Trust ("BFIT"), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of [______] Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF, MIP and BFIT and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Trustee and Officer, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

Trustees and Officers

                                                         Principal Occupation(s) During the      Other Directorships Held by
Name (Year of Birth)                   Position                    Past 5 Years                       Trustee/Officer
-----------------------------  ------------------------  ----------------------------------      ---------------------------
Interested Trustees

Lee T. Kranefuss/1/            Trustee and Chairman                                               Director (since 2003) of
(1961)                         (since 2003)                 Chief Executive Officer of            iShares, Inc.; Trustee
                                                            the Intermediary Investor             (since 2001) of BGIF and
                                                            and Exchange Traded                   MIP; Trustee (since
                                                            Products Business of BGI              2007) of BFIT; Director
                                                            (since 2003); Director of             (since 2003) of BGI
                                                            BGFA (since 2005);                    Cayman Prime Money
                                                            Director, President and               Market Fund, Ltd.
                                                            Chief Executive Officer of
                                                            Barclays Global Investors
                                                            International, Inc. (since
                                                            2005); Director, Chairman
                                                            and Chief Executive Officer
                                                            of Barclays Global
                                                            Investors Services (since
                                                            2005); Chief Executive
                                                            Officer of the Individual
                                                            Investor Business of BGI
                                                            (1999-2003).

John E. Martinez/1/            Trustee (since 2003)         Co-Chief Executive Officer            Director (since 2003) of
(1962)                                                      of Global Index and Markets           iShares, Inc.; Director
                                                            Group of BGI (2001-2003);             (since 2005) of Real
                                                            Chairman of Barclays                  Estate Equity Exchange.
                                                            Global Investors Services
                                                            (2000-2003).

--------
/1/ Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, BGI, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                                         Principal Occupation(s) During the      Other Directorships Held by
Name (Year of Birth)                   Position                    Past 5 Years                       Trustee/Officer
-----------------------------  ------------------------  ----------------------------------      ---------------------------
Independent Trustees

George G.C. Parker (1939)      Trustee (since 2000)         Dean Witter Distinguished             Director (since 2002) of
                               Lead Independent             Professor of Finance,                 iShares, Inc.; Director
                               Trustee (since 2006)         Emeritus (since 1994);                (since 1996) of
                                                            Formerly Senior Associate             Continental Airlines,
                                                            Dean for Academic Affairs,            Inc.; Director (since
                                                            Director of MBA Program,              1995) of Community First
                                                            Stanford University:                  Financial Group;
                                                            Graduate School of Business           Director (since 1999) of
                                                            (1993-2001).                          Tejon Ranch Company;
                                                                                                  Director (since 2003) of
                                                                                                  First Republic Bank;
                                                                                                  Director (since 2004) of
                                                                                                  Threshold
                                                                                                  Pharmaceuticals;
                                                                                                  Director (since 2007) of
                                                                                                  NETGEAR, Inc.

Cecilia H. Herbert (1949)      Trustee (since 2005)         Member of Finance Council,            Director (since 2005) of
                                                            Archdiocese of San                    iShares, Inc.
                                                            Francisco (1999-2006);
                                                            Chair of Investment
                                                            Committee, Archdiocese of
                                                            San Francisco (1994-2005);
                                                            Director (since 1998) and
                                                            President (since 2007) of
                                                            the Board of Directors,
                                                            Catholic Charities CYO;
                                                            Trustee (since 2004) of
                                                            Pacific Select Funds;
                                                            Trustee (1992-2003) of the
                                                            Montgomery Funds; Trustee
                                                            (since 2005) of the Thacher
                                                            School

Charles A. Hurty (1943)        Trustee (since 2005)         Partner, KPMG, LLP                    Director (since 2005) of
                                                            (1968-2001).                          iShares, Inc.; Director
                                                                                                  (since 2002) of GMAM
                                                                                                  Absolute Return Strategy
                                                                                                  Fund (1 portfolio);
                                                                                                  Director (since 2002) of
                                                                                                  Citigroup Alternative
                                                                                                  Investments
                                                                                                  Multi-Adviser Hedge Fund
                                                                                                  Portfolios LLC (1
                                                                                                  portfolio); Director
                                                                                                  (since 2005) of CSFB
                                                                                                  Alternative Investments
                                                                                                  Fund (6 portfolios).

John E. Kerrigan (1955)        Trustee (since 2005)         Chief Investment Officer,             Director (since 2005) of
                                                            Santa Clara University                iShares, Inc.; Member
                                                            (since 2002); Managing                (since 2004) of Advisory
                                                            Director, Merrill Lynch               Council for Common fund
                                                            (1994-2002).                          Distressed Debt Partners
                                                                                                  II.

                                                         Principal Occupation(s) During the      Other Directorships Held by
Name (Year of Birth)                   Position                    Past 5 Years                       Trustee/Officer
-----------------------------  ------------------------  ----------------------------------      ---------------------------
Robert H. Silver (1955)        Trustee (since March         President and Co-Founder              Director (since March
                               2007)                        of The Bravitas Group, Inc.           2007) of iShares, Inc.;
                                                            (since 2006); Member,                 Director and Member of
                                                            Non-Investor Advisory                 the Audit and
                                                            Board of Russia Partners              Compensation Committee
                                                            II, LP (since 2006);                  of EPAM Systems, Inc.
                                                            President and Chief                   (since 2006).
                                                            Operating Officer
                                                            (2003-2005) and Director
                                                            (1999-2005) of UBS
                                                            Financial Services, Inc.;
                                                            President and Chief
                                                            Executive Officer of UBS
                                                            Services USA, LLC
                                                            (1999-2005); Managing
                                                            Director, UBS America, Inc.
                                                            (2000-2005); Director and
                                                            Vice Chairman of the YMCA
                                                            of Greater NYC (since
                                                            2001); Broadway Producer
                                                            (since 2006).

Name (Year of Birth)                                     Principal Occupation(s) During the
Officers                               Position                     Past 5 Years
--------------------           ------------------------  ----------------------------------
Officers

Michael A. Latham (1965)       President (since 2007)         Head of Americas iShares
                                                              (since 2007); Chief
                                                              Operating Officer of the
                                                              Intermediary Investors
                                                              and Exchange Traded
                                                              Products Business of BGI
                                                              (since 2003-2007);
                                                              Director of Mutual Fund
                                                              Delivery in the U.S.
                                                              Individual Investor
                                                              Business of BGI
                                                              (2000-2003); Head of
                                                              Operations, BGI Europe
                                                              (1997-2000).

Geoffrey D. Flynn (1956)       Treasurer and Chief            Director, Mutual Fund
                               Financial Officer              Operations, BGI (since
                               (since 2007)                   2007); President, Van
                                                              Kampen Investors
                                                              Services (2003-2007);
                                                              Managing Director,
                                                              Morgan Stanley
                                                              (2002-2007); President,
                                                              Morgan Stanley Trust,
                                                              FSB (2002-2007).

Name (Year of Birth)                                     Principal Occupation(s) During the
Officers                               Position                     Past 5 Years
--------------------           ------------------------  ----------------------------------

Eilleen M. Clavere (1952)      Secretary                     Head of Legal
                               (since 2007)                  Administration-- IIB,
                                                             and BGI (since 2006);
                                                             Legal Counsel and Vice
                                                             President of Atlas
                                                             Funds, Atlas Advisers,
                                                             Inc. and Atlas
                                                             Securities, Inc.
                                                             (2005-2006); Counsel,
                                                             Kirkpatrick & Lockhart
                                                             LLP (2001-2005).

Ira P. Shapiro (1963)          Vice President and Chief      Associate General
                               Legal Officer                 Counsel, BGI (since
                               (since 2007)                  2004); First Vice
                                                             President, Merrill Lynch
                                                             Investment Managers
                                                             (1993-2004).

Amy Schioldager (1962)         Executive Vice President      Head of U.S. Indexing,
                               (since 2007)                  BGI (since 2006); Head
                                                             of Domestic Equity
                                                             Portfolio Management,
                                                             BGI (2001-2006).

H. Michael Williams (1960)     Executive Vice President      Head, Global Index and
                               (since 2007)                  Markets Group, BGI
                                                             (since January 2006);
                                                             Global Head of
                                                             Securities Lending, BGI
                                                             (2002-2006).

Patrick O'Connor (1967)        Vice President                Head of iShares
                               (since 2007)                  Portfolio Management,
                                                             BGI (since 2006); Senior
                                                             Portfolio Manager, BGI
                                                             (since 1999).

Lee Sterne (1965)              Vice President                Senior Portfolio
                               (since 2007)                  Manager, BGI (since
                                                             2004); Portfolio
                                                             Manager, BGI (2001-2004).

Matt Tucker (1972)             Vice President                Head of U.S. Fixed
                               (since 2007)                  Income Investment
                                                             Solutions, BGI (since
                                                             2005); Fixed Income
                                                             Investment Strategist,
                                                             BGI (2003-2005);
                                                             Fixed Income Portfolio
                                                             Manager, BGI (1997-2003).

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a Fund is not listed below, the Trustee did not own any securities in that Fund as of the date indicated above:


                                                                                        Aggregate Dollar Range of Equity
                                                                                          Securities in all Registered
                                                                 Dollar Range of        Investment Companies Overseen by
                                                                Equity Securities       Trustee in Family of Investment
Name of Trustee*              Name of Index Fund                   in the Fund                     Companies
----------------    ---------------------------------------- ------------------------  ----------------------------------
Lee T. Kranefuss    iShares Lehman 1-3 Year Treasury Bond    $50,001-$100,000          Over $100,000
                    iShares Russell 3000                     Over $100,000
                    iShares iBoxx $Investment Grade
                    Corporate Bond                           $10,001-$50,000
                    iShares Dow Jones Select Dividend        $10,000-$50,000

John E. Martinez    iShares MSCI EAFE                        Over $100,000             Over $100,000
                    iShares Russell 1000                     Over $100,000
                    iShares Russell 1000 Value               Over $100,000
                    iShares Russell 2000                     Over $100,000
                    iShares S&P 500                          Over $100,000

George G.C. Parker  iShares Dow Jones Select Dividend        Over $100,000             Over $100,000
                    iShares FTSE/Xinhua China 25             Over $100,000
                    iShares iBoxx $ Investment Grade
                    Corporate Bond                           Over $100,000
                    iShares Lehman 1-3 Year Treasury Bond    $1-$10,000
                    iShares MSCI EAFE                        Over $100,000
                    iShares MSCI Emerging Markets            Over $100,000
                    iShares MSCI Mexico                      Over $100,000
                    iShares Russell 1000 Value               Over $100,000
                    iShares Russell 2000                     $50,000-$100,000
                    iShares Russell 2000 Value               Over $100,000
                    iShares S&P 100                          Over $100,000
                    iShares S&P 500                          Over $100,000
                    iShares S&P 500 Growth                   $10,001-$50,000
                    iShares S&P 500 Value                    Over $100,000
                    iShares S&P Midcap 400 Value             Over $100,000
                    iShares S&P Global 100                   $10,001-$50,000

Cecilia H. Herbert  iShares MSCI Hong Kong                   $10,001-$50,000           Over $100,000
                    iShares MSCI Japan                       $10,001-$50,000
                    iShares Dow Jones Consumer Goods Sector  $10,001-$50,000

Charles A. Hurty    iShares S&P 500                          $10,001-$50,000           Over $100,000
                    iShares FTSE/Xinhua China 25             $10,001-$50,000
                    iShares Dow Jones Financial Sector       $10,001-$50,000
                    iShares Dow Jones U.S. Energy Sector     $10,001-$50,000
                    iShares Dow Jones U.S. Technology Sector $10,001-$50,000
                    iShares MSCI EAFE                        $10,001-$50,000
                    iShares MSCI Japan                       $10,001-$50,000

John E. Kerrigan    iShares Russell 1000                     Over $100,000             Over $100,000
                    iShares MSCI Japan                       Over $100,000
                    iShares MSCI Pacific ex-Japan            Over $100,000
                    iShares MSCI EAFE                        Over $100,000

--------
/1/ The dollar range of equity securities beneficially owned by Robert H. Silver is not reflected in the table because he was appointed to serve as an Independent Trustee of the Trust effective March 9, 2007.

As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Funds' investment adviser), the Distributor (the Funds' distributor) or any person controlling, controlled by or under control with BGFA or the Distributor.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust;
(ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement);
(iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met three times during the calendar year ended December 31, 2006.

Remuneration of Trustees. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; also the Trust paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:

                                                Pension or
                                Aggregate       Retirement                             Total
                               Compensation Benefits Accrued As Estimated Annual    Compensation
                                 from the      Part of Trust     Benefits Upon     From the Fund
Name of Interested Trustee        Trust          Expenses*        Retirement*    and Fund Complex**
--------------------------     ------------ ------------------- ---------------- ------------------
Lee T. Kranefuss***              $     0      Not Applicable     Not Applicable       $      0
John E. Martinez                 $60,000      Not Applicable     Not Applicable       $120,000

--------
* No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
** Includes compensation for service on the Board of Directors of iShares, Inc. *** Lee T. Kranefuss was not compensated by the Trust due to his employment with BGI during the time period reflected in the table.

The table below sets forth the compensation paid to each Independent Trustee for the calendar year ended December 31, 2006:

                                                Pension or
                                Aggregate       Retirement                             Total
                               Compensation Benefits Accrued As Estimated Annual    Compensation
                                 from the      Part of Trust     Benefits Upon     From the Fund
Name of Independent Trustee/3/    Trust          Expenses*        Retirement*    and Fund Complex**
------------------------------ ------------ ------------------- ---------------- ------------------
Richard K. Lyons/1/             $  50,869     Not Applicable     Not Applicable      $  154,413***
George G. C. Parker             $  85,000     Not Applicable     Not Applicable      $  170,000
W. Allen Reed/2/                $  36,250     Not Applicable     Not Applicable      $   72,500
Charles A. Hurty                $  60,000     Not Applicable     Not Applicable      $  120,000
John E. Kerrigan                $  66,250     Not Applicable     Not Applicable      $  132,500
Cecilia H. Herbert              $  60,000     Not Applicable     Not Applicable      $  120,000

--------
* No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**    Includes compensation for service on the Board of Directors of iShares,
      Inc.
*** Includes compensation as Trustee for BGIF and MIP, investment companies with 24 Funds also advised by BGFA and/or for which BGFA provides administration services.
/1/   Served as Trustee through November 6, 2006.
/2/   Served as Trustee through June 30, 2006.
/3/ Compensation is not shown for Robert H. Silver because he was elected to serve as an Independent Trustee of the Trust effective March 9, 2007.

The Trustees and officers of the Trust do not own any outstanding shares of the Fund subject to this SAI as of the date hereof.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Funds as they had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and Distribution
Services

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, and taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) of:

Fund                                                             Management Fee
----                                                             --------------
iShares S&P Global Infrastructure Index Fund                                  %
iShares S&P Global Listed Private Equity Index Fund                           %

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days' notice, by the Board or by a vote of the holders of a majority of the applicable Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to a Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. As of ______, 2007, the Portfolio Managers were also primarily responsible for the day-to-day management of other iShares Funds and certain other portfolios and/or accounts as indicated in the table below:

Patrick O'Connor

Types of Accounts                                           Number Total Assets
-----------------                                           ------ ------------
Registered Investment Companies                                    $
Other Pooled Investment Vehicles                                   $
Other Accounts                                                     $
Accounts with Incentive-Based Fee Arrangements                     $

S. Jane Leung

Types of Accounts                                           Number Total Assets
-----------------                                           ------ ------------
Registered Investment Companies                                    $
Other Pooled Investment Vehicles                                   $
Other Accounts                                                     $
Accounts with Incentive-Based Fee Arrangements                     $

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that constitute those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the iShares Funds, seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the
performance of those portfolios or accounts, as of [      ]:

                                              Number of Other Accounts with
Patrick O'Connor                                Performance Fees Managed    Aggregate of Total Assets
----------------                              ----------------------------- -------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                              Number of Other Accounts with
S. Jane Leung                                   Performance Fees Managed    Aggregate of Total Assets
-------------                                 ----------------------------- -------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of ______, 2007, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. Each Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of ______, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following table:

Patrick O'Connor

                                                                       Dollar Range
                                         ------------------------------------------------------------------------
                                                         $10,001 to $50,001 to $100,001 to $500,001 to    over
Fund                                     None $1 to $10k    $50k      $100k       $500k    $1 million  $1 million
----                                     ---- ---------- ---------- ---------- ----------- ----------- ----------
iShares S&P Global Infrastructure Index
  Fund                                    X
iShares S&P Global Listed Private
  Equity Index Fund                       X

S. Jane Leung

                                                                       Dollar Range
                                         ------------------------------------------------------------------------
                                                         $10,001 to $50,001 to $100,001 to $500,001 to    over
Fund                                     None $1 to $10k    $50k      $100k       $500k    $1 million  $1 million
----                                     ---- ---------- ---------- ---------- ----------- ----------- ----------
iShares S&P Global Infrastructure Index
  Fund                                    X
iShares S&P Global Listed Private
  Equity Index Fund                       X

Codes of Ethics. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust ("State Street") serves as administrator, custodian and transfer agent for the Funds. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under Securities Exchange Act of 1934, as amended (the "1934 Act") and a member of the NASD Inc. ("NASD").

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Index Provider. Each Fund is based upon a particular index compiled by S&P. S&P is not affiliated with the Funds or with BGI or BGI's affiliates. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with S&P. BGI has provided the applicable sub-licenses to the Trust without charge.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Additional Information Concerning the Trust

Shares. The Trust currently is comprised of over [______] Funds. The Trust issues shares of beneficial interests in the Fund, with no par value. The Board may designate additional iShares Funds.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of such Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the Listing Exchange on which a Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, (i.e., the Deposit Securities), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit

Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant who has executed a Participant Agreement are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash), when required. Investors should be aware that their particular broker may not have executed a Participant

Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and, to the extent needed, only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of the Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern Time, on the "Settlement Date." The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain funds based on international indexes is typically the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern Time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and
(ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 0.1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of funds based on domestic indexes may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Funds will not be made either through the Clearing Process or through DTC. For the Funds, State Street shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of each Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or BGFA makes it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, State Street or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fees for each of the Funds:

                                             Standard Creation Maximum Creation
Fund                                         Transaction Fee*  Transaction Fee*
----                                         ----------------- ----------------
iShares S&P Global Infrastructure Index Fund $                 $
iShares S&P Global Listed Private Equity
  Index Fund                                 $                 $
--------
* If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through State Street and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC and the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum redemption transaction fees for each of the Funds:

                                         Standard Redemption Maximum Redemption
Fund                                      Transaction Fee*    Transaction Fee*
----                                     ------------------- ------------------
iShares S&P Global Infrastructure Index
  Fund                                   $                   $
iShares S&P Global Listed Private
  Equity Index Fund                      $                   $
--------
* If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of funds based on domestic indexes through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of funds based on domestic indexes outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of the Fund must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 10:00 a.m., Eastern Time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by State Street and marked to market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to State Street prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, (i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to State Street by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Funds may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for such Fund, stockholders may not be able to redeem their shares of the Funds, or to purchase and sell shares of the Funds on the Listing Exchange for the Funds, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.

Taxes

Regulated Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
(ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer, or of two or more issuers of which 20% or more of the voting securities are held by the Fund, and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other RICs) or the securities of one or more qualified publicly traded partnerships. A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in a Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the 12 months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Federal Tax Treatment of Complex Securities. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Funds from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Since more than 50% of each Fund's total assets at the close of its taxable year will almost certainly consist of stock or securities of foreign corporations, the Funds will elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by their shareholders. Shareholders of the Funds would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, each Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time each Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below .

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period; or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends); or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate (currently 28%), and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Sections 351 and 362. The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (including any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder (or the Fund) is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the IRC. Dividends received by a Fund from a REIT or RIC may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by the REIT. Such amounts are not expected to be material. After further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund's "qualified net interest income" (generally, a Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of a Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to a Fund's sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution.

Reporting. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect, possibly retroactively, the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Funds are not available because, as of the date of this SAI, each Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. __________, located at __________, serves as the Trust's independent registered public accounting firm, audits the Funds' financial statements, and may perform other services.

Shareholder Communication to the Board. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, PA 19456. The Board has established a process for shareholders to communicate with the Boards. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

                                 iShares Trust
                       File Nos. 333-92935 and 811-09729
                                    Part C
                               Other Information

Item 23. Exhibits:                                                  PEA # 96

Exhibit
Number  Description
------- -----------
 (a) Agreement and Declaration of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006 ("PEA No. 53").

 (a.1) Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

 (b) Amended and Restated By-Laws, dated December 8, 2006 are incorporated herein by reference to Post-Effective Amendment No. 74, filed March 23, 2007 ("PEA No. 74").

 (c)    Not applicable.

 (d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors ("BGFA") is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 ("PEA No. 2").

 (d.2) Schedule A to the Investment Advisory Agreement between the Trust and BGFA to be filed by amendment.

 (e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company ("SEI") is incorporated herein by reference to PEA No. 2.

 (e.2) Exhibit A to the Distribution Agreement between the Trust and SEI to be filed by amendment.

 (f)    Not applicable.

 (g.1) Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")/1/ is incorporated herein by reference to PEA No. 2.

 (g.2) Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 ("PEA No. 45").

 (g.3) Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

 (g.4) Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

 (g.5) Appendix A to the Custodian Agreement between the Trust and IBT/1/ is incorporated herein by reference to Post-Effective Amendment No. 82, filed June 11, 2007 ("PEA No. 82").

 (h.1) Securities Lending Agency Agreement, dated April 2, 2007, between the Trust and iShares, Inc. and Barclays Global Investors (" BGI") is incorporated herein by reference to Post-Effective Amendment No. 78, filed April 23, 2007 ("PEA No. 78").

 (h.2) Appendix A to Securities Lending Agency Agreement between BGI and the Trust to be filed by amendment.

 (h.3) Delegation Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

 (h.4) Administration Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

 (h.5) Appendix A to the Administration Agreement between the Trust and IBT/1/ is incorporated herein by reference to PEA No. 82.

Exhibit
Number  Description
------- -----------
 (h.6) Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

 (h.7) Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

 (h.8) Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Post-Effective Amendment No. 75, filed March 26, 2007.

 (h.9) Transfer Agency and Service Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

 (h.10) Appendix A to the Transfer Agency and Service Agreement between the
        Trust and IBT/1/ to be filed by amendment.

 (h.11) Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

 (h.12) Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

 (h.13) Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

 (h.14) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

 (h.15) Amendment dated July 30, 2007, to Sublicense Agreement between BGI and the Trust for the iShares S&P Funds filed herein.

 (h.16) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

 (h.17) Exhibit A to the Sublicense Agreement, dated April 1, 2006, between
        BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43").

 (h.18) Sublicense Agreement between BGI and the Trust for iShares Dow Jones
        Funds to be filed by amendment.

 (h.19) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

 (h.20) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

 (h.21) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE
        Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

 (h.22) Sublicense Agreement between BGI and the Trust for iShares Nasdaq
        Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

 (h.23) Sublicense Agreement between BGI and the Trust for iShares S&P
        GSSI/GSTI Funds to be filed by amendment.

Exhibit
Number  Description
------- -----------
 (h.24) Sublicense Agreement between BGI and the Trust for iShares Lehman
        Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

 (h.25) Sublicense Agreement between BGI and the Trust for iShares iBoxx $
        High Yield Corporate Bond Index Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund to be filed by amendment.

 (h.26) Sublicense Agreement between BGI and the Trust for iShares Cohen &
        Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

 (h.27) Sublicense Agreement between BGI and the Trust for iShares Dow Jones
        Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

 (h.28) Sublicense Agreement between BGI and the Trust for iShares NYSE 100
        Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

 (h.29) Sublicense Agreement between BGI and the Trust for iShares
        FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

 (h.30) Sublicense Agreement between BGI and the Trust for iShares
        Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

 (h.31) Sublicense Agreement between BGI and the Trust for iShares KLD Select
        Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

 (h.32) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares KLD 400 Social Index Fund to be filed by amendment.

 (h.33) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.32) to Post-Effective Amendment No. 67, filed January 5, 2007.

 (h.34) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005.

 (h.35) Amendment to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 93, filed July 30, 2007.

 (h.36) Sublicense Agreement between BGI and the Trust for FTSE/NAREIT Funds to be filed by amendment.

 (h.37) Sublicense Agreement between BGI and the Trust for iShares S&P
        National Municipal Bond Fund, iShares S&P California Municipal Bond Fund and iShares New York S&P Municipal Bond Fund to be filed by amendment.

 (h.38) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE
        Small Cap Index Fund to be filed by amendment.

 (h.39) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Global Infrastructure Index Fund and iShares S&P Global Listed Private Equity Index Fund to be filed by amendment.

 (i) Legal Opinion and Consent of Richards, Layton & Finger P.A. is filed herein.

 (j)    Consent of PricewaterhouseCoopers, LLP to be filed by amendment.

 (k)    Not applicable.

 (l.1) Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

 (l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

Exhibit
Number  Description
------  -----------
 (l.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

 (m)    Not applicable.

 (n)    Not applicable.

 (o)    Not applicable.

 (p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

 (p.2)  BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

 (p.3)  Code of Ethics for SEI is incorporated herein by reference to PEA No.
        45.

 (q.1) Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007.

 (q.2) Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

 (q.3) Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

 (q.4) Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to PEA No. 53.

Item 24. Persons Controlled By or Under Common Control with Registrant:

                                                                  Percentage of
                                                                    Ownership
                                                                  -------------
iShares Dow Jones EPAC Select Dividend Index Fund
Goldman Sachs Execution & Clearing, L.P..........................     61.67%

iShares Dow Jones U.S. Aerospace & Defense Index Fund
Merrill Lynch Safekeeping........................................     27.37%

iShares FTSE NAREIT Industrial/Office Index Fund
Fortis Clearing Americas LLC.....................................     92.41%

iShares FTSE NAREIT Mortgage REITs Index Fund
Goldman Sachs Execution & Clearing, L.P..........................     66.71%

iShares FTSE NAREIT Real Estate 50 Index Fund
Credit Suisse Securities (USA) LLC...............................     35.94%
Goldman, Sachs & Co..............................................     44.36%

iShares FTSE NAREIT Residential Index Fund
Timber Hill LLC..................................................     98.55%

iShares FTSE NAREIT Retail Index Fund
Fortis Clearing Americas LLC.....................................     91.01%

iShares iBoxx $ High Yield Corporate Bond Fund
First Clearing, LLC..............................................     33.65%

iShares Lehman 1-3 Year Treasury Bond Fund
Deutsche Bank Securities Inc./Cedear.............................     29.60%

iShares Lehman 3-7 Year Treasury Bond Fund
Northern Trust Company, The......................................     30.01%

iShares Lehman Credit Bond Fund
Merrill Lynch Safekeeping........................................     50.72%

iShares Lehman Government/Credit Bond Index Fund
Citigroup Global Markets Inc.....................................     81.85%

iShares Lehman Intermediate Credit Bond Fund
Citigroup Global Markets Inc.....................................     25.42%

iShares Lehman MBS Fixed-Rate Bond Fund
Merrill Lynch, Pierce, Fenner & Smith Incorporated...............     26.98%

iShares Morningstar Mid Growth Index Fund
First Clearing, LLC..............................................     44.31%

iShares NYSE 100 Index Fund
First Clearing, LLC..............................................     80.27%

iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc........................................     27.18%

iShares Russell 2000 Index Fund
Barclays Global Investors, N.A...................................     58.18%

iShares S&P Global Consumer Discretionary Sector Index Fund
Goldman Sachs Execution & Clearing, L.P..........................     62.94%

iShares S&P Preferred Stock Index Fund
Charles Schwab & Co., Inc........................................     28.73%

Item 25. Indemnification:

The Trust (also referred to in this section as the "Fund") is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act"). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT/1/ shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT/1/, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT's/1/ indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT/1/.

The Custodian Agreement provides that IBT/1/ shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT/1/, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT's/1/ indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT/1/.

The Distribution Agreement provides that SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading,
(c) arising out of SEI's breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI's failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an "Indemnified Party") from and against any loss, liability, cost and expense (including attorneys' fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BGFA from any and all loss, liability, costs, damages, actions, and claims ("Loss") to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position      Principal Business(es) During the Last Two Fiscal Years
-----------------      -------------------------------------------------------

Blake Grossman         Director and Chairman of the Board of Directors of
Chairman               BGFA and Chief Executive Officer and Director of BGI,
                       45 Fremont Street, San Francisco, CA 94105

Frank Ryan             Chief Financial Officer of BGFA and Chief Financial
Officer                Officer and Cashier of BGI, 45 Fremont Street, San
                       Francisco, CA 94105

Rohit Bhagat           Director and Chief Operating Officer of BGFA and BGI,
Director               45 Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(i) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. ("SEI") acts as distributor for:

    SEI Daily Income Trust                                July 15, 1982
    SEI Liquid Asset Trust                                November 29, 1982
    SEI Tax Exempt Trust                                  December 3, 1982
    SEI Index Funds                                       July 10, 1985
    SEI Institutional Managed Trust                       January 22, 1987
    SEI Institutional International Trust                 August 30, 1988
    The Advisors' Inner Circle Fund                       November 14, 1991
    The Advisors' Inner Circle Fund II                    January 28, 1993
    Bishop Street Funds                                   January 27, 1995
    SEI Asset Allocation Trust                            April 1, 1996
    SEI Institutional Investments Trust                   June 14, 1996
    HighMark Funds                                        February 15, 1997
    Oak Associates Funds                                  February 27, 1998
    CNI Charter Funds                                     April 1, 1999
    iShares Inc.                                          January 28, 2000
    JohnsonFamily Funds, Inc.                             November 1, 2000
    Causeway Capital Management Trust                     September 20, 2001
    The Japan Fund, Inc.                                  October 7, 2002
    Barclays Global Investors Funds                       March 31, 2003
    The Arbitrage Funds                                   May 17, 2005
    The Turner Funds                                      January 1, 2006
    ProShares Trust                                       November 14, 2005
    Community Reinvestment Act Qualified Investment Fund  January 8, 2007

    SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                                                              Positions and Offices
Name                 Position and Office with Underwriter        with Registrant
----                 ------------------------------------     ---------------------
William M. Doran     Director                                          --
Edward D. Loughlin   Director                                          --
Wayne M. Withrow     Director                                          --
Kevin Barr           President & Chief Executive Officer               --
Maxine Chou          Chief Financial Officer & Treasurer               --
Thomas Rodman        Chief Operations Officer                          --
John Munch           General Counsel & Secretary                       --
Karen LaTourette     Chief Compliance Officer, Anti-Money
                     Laundering Officer & Assistant Secretary          --
Mark J. Held         Senior Vice President                             --
Lori L. White        Vice President & Assistant Secretary              --
Robert Silvestri     Vice President                                    --
John Coary           Vice President & Assistant Secretary              --
Michael Farrell      Vice President                                    --
Mark McManus         Vice President                                    --

(c) Not applicable.

Item 28. Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by
Section 31(a) of the 1940 Act and the rules thereunder (collectively, the "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as investment adviser at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30. Undertakings:

Not applicable.

--------
/1/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 96 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 9th day of August, 2007.

                                         By:       /s/ Michael A. Latham
                                             ----------------------------------
                                                     Michael A. Latham
                                                         President

                                                    Date: August 9, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 96 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                         By:
                                             ----------------------------------
                                                     Lee T. Kranefuss*
                                                          Trustee

                                                    Date: August 9, 2007


                                             ----------------------------------
                                                     John E. Martinez*
                                                          Trustee

                                                    Date: August 9, 2007


                                             ----------------------------------
                                                    George G. C. Parker*
                                                          Trustee

                                                    Date: August 9, 2007


                                             ----------------------------------
                                                    Cecilia H. Herbert*
                                                          Trustee

                                                    Date: August 9, 2007


                                             ----------------------------------
                                                     Charles A. Hurty*
                                                          Trustee

                                                    Date: August 9, 2007


                                             ----------------------------------
                                                     John E. Kerrigan*
                                                          Trustee

                                                    Date: August 9, 2007


                                             ----------------------------------
                                                     Robert H. Silver*
                                                          Trustee

                                                    Date: August 9, 2007

                                                   /s/ Michael A. Latham
                                             ----------------------------------
                                                     Michael A. Latham
                                                         President

                                                    Date: August 9, 2007


                                                   /s/ Geoffrey D. Flynn
                                             ----------------------------------
                                                     Geoffrey D. Flynn
                                                         Treasurer

                                                    Date: August 9, 2007


                                        *By:       /s/ Michael A. Latham
                                             ----------------------------------
                                                     Michael A. Latham
                                                      Attorney-in-fact

                                                    Date: August 9, 2007

--------
* Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007. Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53 filed September 18, 2006. Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43"). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

Exhibit Index


(h.15) Amendment to Sublicense Agreement between BGI and the Trust for the iShares S&P Funds

(i)    Legal Opinion and Consent of Richards, Layton & Finger P.A